Other assets and prepaid expenses (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other assets and prepaid expenses
Other assets and prepaid expenses	€ 5,500	€ 2,459
Current Prepayment For Services Of Managing Clinical Trials	3,400
Start-up fee	€ 900
Reservation of manufacturing capacity
Other assets and prepaid expenses
Prepayment for reservation of manufacturing capacity		1,100
Assets secured for the new premises
Other assets and prepaid expenses
Prepayments		€ 500